Restructuring And Acquisition Integration Charges (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Business Combinations [Abstract]
Summary Of Restructuring And Acquisition Integration Charges

The following is a summary of restructuring and acquisition integration charges for the quarters ended September 30, 2013 and 2012:

	Quarters Ended September 30,
(in millions)	2013	2012
Restructuring Charges	$11	$2
Acquisition Integration Charges	—	—

Total Restructuring and Acquisition Integration Charges	$11	$2

The following is a summary of restructuring and acquisition integration charges for the fiscal years ended June 30, 2013, 2012 and 2011:

	Fiscal Year Ended June 30,
(in millions)	2013	2012	2011
Restructuring Charges	$17	$33	$60
Acquisition Integration Charges	1	—	4

Total Restructuring and Acquisition Integration Charges	$18	$33	$64

Schedule Of Segment Restructuring Charges

The following table segregates our restructuring charges into our reportable segments for the quarters ended September 30, 2013 and 2012:

	Quarters Ended September 30,
(in millions)	2013	2012
Medical Systems	$7	$1
Procedural Solutions	4	1

Total Restructuring Charges	$11	$2

The following table segregates our restructuring charges into our reportable segments and, along with the following paragraphs, provides additional detail regarding the types of restructuring charges incurred by us for the fiscal years ended June 30, 2013, 2012 and 2011, net of reclassification adjustments to conform to the current period presentation:

	Fiscal Year Ended June 30,
(in millions)	2013	2012	2011
Medical Systems
Employee-Related Costs	$12	$14	$33
Facility Exit and Other Costs	—	4	1

Total Medical Systems	12	18	34
Procedural Solutions
Employee-Related Costs	$3	$13	$18
Facility Exit and Other Costs	2	2	8

Total Procedural Solutions	5	15	26

Total Restructuring Charges	$17	$33	$60

Schedule Of Current Restructuring Programs

The following tables include information regarding our current restructuring programs:

	Quarter Ended September 30, 2013
(in millions)	Accrued at June 30, 2013 [1]	Accrued Costs	Cash Payments	Accrued at Sept. 30, 2013 [1]
Total Restructuring Programs	$7	$11	$(6)	$12

[1]	Included within “Other Accrued Liabilities” in the unaudited condensed consolidated balance sheets.

	Quarter Ended September 30, 2012
(in millions)	Accrued at June 30, 2012 [1]	Accrued Costs	Cash Payments	Accrued at Sept. 30, 2012 [1]
Total Restructuring Programs	$10	$2	$(5)	$7

[1]	Included within “Other Accrued Liabilities” in the unaudited condensed consolidated balance sheets.

The following table summarizes activity related to liabilities associated with our restructuring charges as of June 30, 2013, 2012 and 2011, which are included within “Other Accrued Liabilities” in the consolidated balance sheets:

(in millions)	2011 Plan[2]	Other Restructuring Plans	Total Restructuring Plans
Accrued at June 30, 2010	$—	$8	$8
Accrued Costs	46	14	60
Cash Payments	(39)	(17)	(56)

Accrued at June 30, 2011	$7	$5	$12

Accrued Costs	2	25	27
Cash Payments	(9)	(20)	(29)

Accrued at June 30, 2012	$—	$10	$10

Accrued Costs	—	17	17
Cash Payments	—	(20)	(20)

Accrued at June 30, 2013	$—	$7	$7

Total Final Costs Expensed[1]	$54

[1]	Total costs expensed to date and total program costs are not provided separately for other restructuring programs based on the short duration and smaller size of these programs.
[2]

The costs associated with the 2011 Plan primarily consist of severance and outplacement services and associated payroll costs accrued upon either communication of terms to employees or over the required service period, excluding impairment charges of $6 million.